Loans and Other Borrowings - Additional Information (Detail) - Revolving Credit Facilities [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowings capacity	$ 1,350
Uncommitted facility [member]
Disclosure of detailed information about borrowings [line items]
Unutilised facilities provided by banks	0	$ 0
Utilised facilities	$ 0	$ 0